SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Statement
Schedule of shares capital issued and outstanding

	Common Shares		Contributed
	Number	Amount	Surplus
Balance, January 1, 2019	2,801,720	$304,460,533	$26,260,806
Common Shares issued from public offerings (i)	2,222,222	7,802,417	315,611
Common Shares issued from private placement (ii)	334,951	1,664,662	—
Common Shares issued from exercise Series B Warrants (iii)	223,304	16,931	—
Common Shares issued from exercise of Series C Warrants (iv)	822	1,186,027	—
Common Shares issued from exercise of 2017 Notes (v)	3,074,136	13,095,938	—
Common Shares issued from exchange of Series A and Series E Warrants (vi)	49,624	234,173	—
Share-based payments	—	—	3,189,808
Balance, December 31, 2019	8,706,779	$328,460,681	$29,766,225
Common Shares issued from public offerings Series A (vii)	1,185,000	4,111,950	—
Common Shares issued from exercise of Series B Pre-funded warrants (viii)	1,241,490	3,885,746	—
Transaction costs for both Series A and Series B	—	(462,880)	—
Broker warrants (See Note 18 (f))	—	(82,597)	82,597
Common Shares issued from Warrant conversion (ix)	672,937	969,133	—
Common Shares issued from conversion of 2017 Notes (x)	500,014	1,293,093	—
Common Shares issued from public offering (xi)	3,883,036	9,591,099	—
Transaction costs for public offering	—	(1,215,274)	—
Broker warrants (See Note 18 (f))	—	(162,467)	162,467
Common Shares issued from public offering (xii)	4,532,772	12,238,484	—
Transaction costs for public offering	—	(1,057,302)	—
Broker warrants (See Note 18 (f))	—	(242,989)	242,989
Common Shares issued from Warrant conversion (xiii)	1,925,049	7,718,346	—
Common Shares issued from public offering (xiv)	6,230,803	5,333,567	—
Transaction costs for public offering	—	(659,410)	—
Broker warrants (See Note 18 (f))	—	(96,114)	96,114
Common Shares issued from exercise of restricted share units	50,986	151,938	(151,938)
Common Shares issued from exercise of stock options	50	378	(174)
Share-based payments	—	—	4,846,776
Balance, December 31, 2020	28,928,916	$369,775,383	$35,045,056
Common Shares issued from public offering (xv)	36,000,000	72,000,000	—
Transaction costs for public offering	—	(5,131,089)	—
Broker warrants (See Note 18 (f))	—	(1,898,959)	1,898,959
Common Shares issued from warrant conversion (xvi)	125,000	417,092	—
Common Shares issued from warrant conversion (xvii)	1,828,479	3,287,736	—
Common Shares issued from exercise of restricted share units	772,334	1,423,294	(1,423,294)
Share-based payments	—	—	4,835,231
Balance, December 31, 2021	67,654,729	$439,873,457	$40,355,952
(i) During the year ended December 31, 2019, 2,222,222 Common Shares were issued for gross proceeds of $10,000,000 less $1,270,000 in underwriting commission, a $315,611 fair value charge for 144,444 Broker Warrants issued (see Note 18(e)) and $611,972 in other share issuance costs.
(ii) On May 16, 2019, the Company completed a private placement of (i) 15% original issue discount convertible notes with a face value of $11.5 million, for gross proceeds to the Company of $9,775,000, and (ii) 334,951 Common Shares of the Company at a price of $5.15 per Common Share, for net proceeds of $1,664,662.
(iii) During the year ended December 31, 2019, 223,304 Common Shares were issued on the exercise of 822,192 Series B Warrants. The related derivative liability of $16,931(see Note 16) was derecognized at the dates of exercise.

18.    SHARE CAPITAL (continued)

(a)     Authorized (continued)

(iv) During the year ended December 31, 2019, the remaining 822,192 Series C Warrants were exercised for 822 Common Shares, 822,192 Series A Warrants and 822,192 Series B Warrants and net cash proceeds of $1,186,027. The related derivative financial liability of $5,638 (see Note 16) was derecognized at the dates of exercise.
(v) During the year ended December 31, 2019, 3,074,136 Common Shares were issued on the conversion of $11,197,000 of aggregate principal amount of 2017 Notes. The $13,095,938 aggregate principal amount of 2017 Notes (see Note 16) was derecognized at the date of exercise.
(vi) During the year ended December 31, 2019, the Company entered into exchange agreements with the holders of the remaining Series A Warrants and Series E Warrants to issue 49,624 Common Shares for the surrender and cancellation of all 35,950,340 Series A Warrants and all 22,431,506 Series E Warrants outstanding on the basis of 0.00085 of a Common Share for each Warrant.
(vii) On January 6, 2020, the Company completed a registered direct offering of an aggregate of 1,185,000 Series A Units and 1,241,490 Series B units at a price of $4.1351 per Series A Unit and $4.135 per Series B Unit for aggregate gross proceeds to the Company of  $10,035,474, less $1,078,040 in underwriting commission, a $82,597 fair value charge for 157,721 Broker Warrants issued (see Note 18(f)) and $10,000 in other share issuance costs, of which $359,638 has been capitalized and $810,999  has been expensed through the income statement.
(viii) Between January 6,2020 and March 31, 2020, 1,241,490 Common Shares were issued on the conversion of Series B Pre-funded warrants from the January 6, 2020 registered direct offering
(ix) On May 28, 2020, the Company issued 672,937 Exchange Shares for the surrender and cancellation of 2,176,490 January 2020 warrants outstanding on the basis of approximately 0.3092 of an Exchange Share for each warrant.
(x) On May 26, 2020, 500,014 Common Shares were issued on the conversion of $1,016,000 of aggregate principal amount of 2017 Notes. The fair value of 2017 Notes related to this conversion (see Note 16) was derecognized at the date of exercise.
(xi) On June 16, 2020, the Company completed a registered direct offering of an aggregate 3,883,036 units (the “Units”) at a price of $2.973 per unit for aggregate gross proceeds to the Company of $11,544,266 less $923,774 in underwriting commission, a $505,268 fair value charge for Compensation Warrants “2020 Compensation Warrants” (see Note 18 (f)), and $260,872 in other share issuance costs, of which $1,442,062 has been capitalized and $247,852 has been expensed through the income statement.
(xii) On August 12, 2020 the Company completed a registered direct offering of an aggregate 4,532,772 Common Shares at a price of $2.775 per Common Share for aggregate gross proceeds to the Company of $12,578,442 less $1,006,547 in underwriting commission, a $242,989 fair value charge for Compensation Warrants “2020 Compensation Warrants” (see Note 18 (f)), and $238,718 in other share issuance costs, of which $1,190,370 has been capitalized and $297,884 has been expensed through the income statement.
(xiii) On July 23, 2020 and August 12,2020, 1,925,049 Commons shares were issued on the conversion of May 2020 warrants. Using the proceeds of $4,877,225, the Company has prepaid a portion of the 2019 Convertible Note.
(xiv) On December 8, 2020 the Company completed a registered direct offering of an aggregate 6,230,803 Common Shares at a price of $0.9801 per Common Share for aggregate gross proceeds to the Company of $6,106,810 less $488,545 in underwriting commission, a $96,114 fair value charge for Compensation Warrants “2020 Compensation Warrants” (see Note 18 (f)) and $178,968 in other share issuance costs and, of which $555,139 has been capitalized and $208,488  has been expensed through the income statement.

18.    SHARE CAPITAL (continued)

(a)     Authorized (continued)

(xv) During the year ended December 31, 2020, 50,986 common shares were issued for the exercise of RSUs.
(xvi) On February 12, 2021, the Company completed a registered direct offering of an aggregate 36,000,000 units at a price of $2.00 per unit for aggregate gross proceeds to the Company of $72,000,000 less $5,760,000 in underwriting commission, a $1,898,959 fair value charge for compensation warrants, and $917,900 in other share issuance costs,of which $7,030,048 has been capitalized and $1,546,811 has been expensed through the income statement.
(xvii) Between January 1, 2021 and March 31, 2021, 125,000 Common Shares were issued on the exercise of warrants in connection with the August 2020 Financing.
(xviii) Between January 1, 2021 and March 31, 2021, 1,828,479 Common Shares were issued on the exercise of warrants in connection with the December 2020 Financing.
(xix) During the year ended December 31, 2021, 772,334 common shares were issued for the exercise of RSUs.

Schedule of warrants issued and exercised

The following table lists the number of warrants issued on November 17, 2017 as well as the number issued, exercised, and exchanged since then and the remaining warrants outstanding at December 31, 2021.

	As at
	November 17,				As at December 31,
Warrants	2017	Issued	Exercised	Exchanged	2019, 2020 and 2021
Series A	25,676,368	10,273,972	—	(35,950,340)	—
Series B	25,676,368	10,273,972	(35,950,340)	—	—
Series C	10,273,972	—	(10,273,972)	—	—
Series D	3,573,830	—	(3,573,830)	—	—
Series E	22,431,506	—	—	(22,431,506)	—
Series F	22,431,506	—	(22,431,506)	—	—

Summary of stock option activity

18.    SHARE CAPITAL (continued)

(b)     Stock options (continued)

		Weighted	Average
		average	remaining
	Number of	exercise	contractual life
	options	price	(years)
Options outstanding, January 1, 2019	369,726	$76.78	7.88
Options exercisable, January 1, 2019	146,263	$127.04	7.62
Granted	697,150	4.27
Cancelled/Forfeited	(13,344)	58.64
Expired	(1,867)	4,997.06
Options outstanding, December 31, 2019	1,051,665	$20.63	7.09
Options exercisable, December 31, 2019	398,596	$35.69	6.97
Granted	2,495,100	2.48
Exercised	(50)	4.10
Cancelled/Forfeited	(468,238)	23.10
Expired	(1,329)	3,498.28
Options outstanding, December 31, 2020	3,077,148	$4.10	7.19
Options exercisable, December 31, 2020	1,081,760	$6.01	6.93
Granted	5,993,050	$1.09
Cancelled/Forfeited	(1,966,983)	3.44
Expired	(64)	3,675.03
Options outstanding, December 31, 2021	7,103,151	$1.71	7.25
Options exercisable, December 31, 2021	1,878,532	$2.99	6.90

Summary of options outstanding by exercise price

The following table lists the options outstanding as at December 31, 2021 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$0.60	1,710,050	7.96	339,910	7.96
$0.72	132,000	7.92	—	—
$0.84	551,000	7.62	—	—
$1.38	3,040,240	7.21	619,760	7.21
$2.11	298,750	6.73	153,250	6.73
$2.17	585,000	6.77	292,500	6.77
$2.42	448,625	6.48	228,813	6.48
$2.43 - $1,504	337,486	5.44	244,299	5.33
	7,103,151		1,878,532

18.    SHARE CAPITAL (continued)

(b)     Stock Options (continued)

The following table lists the options outstanding as at December 31, 2020 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$2.11	486,875	7.72	138,125	7.72
$2.17	695,000	7.76	173,750	7.76
$2.27	1,500	7.61	1,500	7.61
$2.42	640,000	7.47	176,032	7.47
$3.35	493,766	7.05	133,495	7.05
$4.10	481,150	6.23	251,550	6.23
$4.11 - $3,878.39	278,857	6.07	207,308	6.01
	3,077,148		1,081,760

The following table lists the options outstanding as at December 31, 2019 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$4.10	561,050	7.23	140,450	7.23
$5.00	130,950	7.41	32,738	7.41
$8.80	88,800	6.92	59,242	6.92
$27.20	263,250	6.75	162,268	6.75
$27.30 - $9,276.86	7,615	4.71	3,898	3.69
	1,051,665		398,596

Stock options
Statement
Estimate of fair value of options weighted average assumptions

	2021	2020	2019
Weighted average fair value	$0.82	$1.99	$3.60
Weighted average exercise price	$1.09	$2.48	$4.30
Weighted average share price at grant	$1.09	$2.48	$4.30
Dividend yield	nil	nil	nil
Volatility	117%	124%	141%
Risk-free interest rate	0.91%	0.94%	1.51%
Expected life	4 years	4 years	4 years
Forfeiture rate	7.00%	7.00%	7.00%

Restricted Share Unit Plan.
Statement
Summary of transactions

		Weighted
		Average
		Grant Date
	Number of	Fair Value
	RSUs	Per Share
Outstanding, January 1, 2019	—	—
Granted	152,956	$2.98
Outstanding, December 31, 2019	152,956	$2.98
Granted	706,044	$2.72
Vested/Exercised	(50,986)	$0.85
Cancelled/Forfeited	(30,000)	$2.74
Outstanding, December 31, 2020	778,014	$2.76
Granted	2,900,000	$1.32
Vested/Exercised	(772,334)	$1.84
Cancelled/Forfeited	(251,999)	$1.81
Outstanding, December 31, 2021	2,653,681	$1.65

Share Appreciation Rights
Statement
Summary of transactions

		Weighted Average
	Number of	Grant Date Fair
	SARs	Value Per Share
Outstanding, January 1, 2019 and 2020	—	—
Granted	1,811,768	$0.185
Outstanding, December 31, 2020	1,811,768	$0.185
Granted	5,600,000	$0.000
Cancelled	(1,811,768)	$0.185
Outstanding, December 31, 2021	5,600,000	$0.000